UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22032

Name of Fund: BlackRock International Growth and Income Trust (BGY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock International
Growth and Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Australia—3.0%
216,300	BHP Billiton Ltd. (ADR)(a)	$16,148,958
4,238,520	OZ Minerals Ltd.	7,881,308
656,000	Santos Ltd.	11,120,717
562,900	Sims Group Ltd.	17,408,413

		52,559,396

	Belgium—1.5%
304,100	Belgacom S.A.	11,960,580
141,500	Compagnie Maritime Belge S.A.	8,300,613
63,400	KBC Groep N.V.	6,433,543

		26,694,736

	Brazil—3.7%
207,700	Aracruz Celulose S.A. (ADR)(a)	14,435,150
264,900	Bovespa Holding S.A.	3,313,153
745,212	Cia Energetica de Minas Gerais (ADR)(a)	17,698,785
356,900	Petroleo Brasileiro S.A. (ADR)(a)	19,954,279
71,900	Unibanco - Uniao de Bancos Brasileiros S.A. (GDR)	9,464,197

		64,865,564

	Canada—9.7%
509,300	Barrick Gold Corp.(a)	21,568,855
1,400,000	Bombardier, Inc., Class B	10,035,646
188,000	Canadian National Railway Co.	9,917,000
196,200	Canadian Natural Resources Ltd.	15,330,790
155,300	EnCana Corp.(a)	11,211,107
180,200	Fording Canadian Coal Trust(a)	15,999,958
307,700	Goldcorp, Inc.	11,464,188
277,276	Husky Energy, Inc.(a)	12,277,644
1,102,300	Kinross Gold Corp.	20,098,580
17,400	Potash Corp. of Saskatchewan	3,554,298
170,000	Shoppers Drug Mart Corp.	9,025,050
234,000	Suncor Energy, Inc.	12,753,000
237,600	TELUS Corp.	8,817,618
110,000	Toronto-Dominion Bank	6,691,635

		168,745,369

	Chile—0.8%
291,200	Banco Santander-Chile (ADR)(a)	13,307,840

	Denmark—0.2%
56,100	TrygVesta AS	4,079,042

	Finland—0.6%
159,100	Wartsila Oyj, B Shares	9,678,711

	France—5.6%
126,600	Alstom S.A.	14,171,254
340,100	AXA S.A.	9,996,006
105,800	BNP Paribas	10,429,961
203,500	Cap Gemini S.A.	12,991,716
78,800	Casino Guichard Perrachon S.A.	7,861,871
291,900	France Telecom S.A.	9,229,578
78,500	Societe Generale	7,264,288
192,000	Total S.A.	14,701,191
275,100	Vivendi	11,502,034

		98,147,899

	Germany—7.2%
268,900	Adidas AG	16,461,674
249,000	BASF AG	15,761,066
130,200	DaimlerChrysler AG	7,521,757
561,300	Deutsche Post AG(a)	13,171,613
74,402	E.ON AG	14,178,768
90,894	Hannover Rueckversicherung AG	4,327,393
179,800	Linde AG	24,861,660
92,300	RWE AG	11,044,590
152,600	SAP AG	8,835,986
171,000	ThyssenKrupp AG	9,514,320

		125,678,827

	Greece—0.7%
320,000	OPAP S.A.	11,449,761

	Hong Kong—3.6%
691,700	China Mobile Ltd.	9,241,231
938,700	Esprit Holdings Ltd.	9,988,202

Shares	Common Stocks	Value

	Hong Kong—(cont’d)
1,641,300	Kerry Properties Ltd.	$8,668,129
4,073,000	New World Development Co. Ltd.	7,593,163
619,200	Sun Hung Kai Properties Ltd.	9,183,247
7,244,500	Yue Yuen Industrial Holdings Ltd.	18,691,247

		63,365,219

	Indonesia—0.3%
155,800	Telekomunikasi Indonesia Tbk PT (ADR)	5,138,284

	Israel—0.8%
431,400	Cellcom Israel Ltd.	14,296,596

	Italy—1.9%
126,800	Assicurazioni Generali S.p.A.	4,395,935
2,265,690	Enel S.p.A.	20,939,539
1,388,600	Intesa Sanpaolo S.p.A.	7,283,138

		32,618,612

	Japan—11.1%
1,770,500	Bank of Yokohama Ltd. (The)	11,416,907
179,600	Canon, Inc.	8,208,660
209,500	Daito Trust Construction Co. Ltd.	9,553,265
182,000	Fanuc Ltd.	14,452,964
529,400	Honda Motor Co. Ltd.	16,900,194
1,144,300	ITOCHU Corp.	11,371,464
380	Japan Real Estate Investment Corp. (REIT)	3,895,587
2,380	Japan Tobacco, Inc.	11,093,556
756,900	Komatsu Ltd.	18,797,035
989,000	Konica Minolta Holdings, Inc.	16,240,084
1,320	Mizuho Financial Group, Inc.	6,320,437
60,100	Nintendo Co. Ltd.	29,159,672
1,167,800	Shizuoka Bank Ltd. (The)	12,494,011
1,154,600	Sumitomo Corp.	15,585,228
314,500	Toyo Suisan Kaisha Ltd.	7,913,322

		193,402,386

	Luxembourg—2.7%
121,000	ArcelorMittal	10,803,538
108,186	Oriflame Cosmetics S.A.	7,000,595
724,490	SES S.A.	17,662,094
195,000	Tenaris S.A. (ADR)	11,748,750

		47,214,977

	Malaysia—1.1%
144,725	IOI Corp. Bhd	254,095
3,737,000	Sime Darby Bhd	9,021,825
5,111,200	Telekom Malaysia Bhd	5,374,821
2,111,200	TM Intl. Bhd(b)	4,117,359

		18,768,100

	Mexico—0.8%
2,177,200	Fomento Economico Mexicano SAB de CV	9,948,267
100,700	Fomento Economico Mexicano SAB de CV (ADR)(a)	4,618,102

		14,566,369

	Netherlands—0.5%
125,700	Heineken N.V.	5,840,600
252,600	Koninklijke Ahold N.V.(a)	2,874,057

		8,714,657

	Norway—2.7%
574,900	DnB NOR ASA	7,341,949
224,794	Fred Olsen Energy ASA	12,253,945
156,000	Orkla ASA	1,976,003
390,000	StatoilHydro ASA	12,633,499
168,500	Yara Intl. ASA	11,970,488

		46,175,884

	Philippines—0.8%
247,500	Philippine Long Distance Telephone Co. (ADR) (a)	14,070,375

	Russia—1.6%
257,900	Gazprom OAO (ADR)	12,343,030
85,400	NovaTek OAO (GDR)	6,533,499

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Russia— (cont’d)
82,400	Tatneft (GDR)(a)	$9,786,550

		28,663,079

	Singapore—4.2%
2,819,000	CapitaLand Ltd.	11,633,657
1,014,000	Singapore Airlines Ltd.	11,148,182
4,781,000	Singapore Technologies Engineering Ltd.	9,646,208
10,041,100	Singapore Telecommunications Ltd.	26,128,148
1,028,800	United Overseas Bank Ltd.	14,547,130

		73,103,325

	South Africa—1.0%
320,100	Sasol Ltd. (ADR)	16,946,094

	South Korea—0.5%
14,900	Samsung Electronics Co. Ltd.	8,243,526

	Spain—1.1%
460,700	Banco Bilbao Vizcaya Argentaria S.A.	8,466,328
241,000	Banco Popular Espanol S.A.	2,626,347
450,000	Banco Santander S.A.	8,760,080

		19,852,755

	Sweden—1.1%
518,700	Nordea Bank AB	7,351,477
151,800	SSAB Svenskt Stal AB, Series A	4,167,546
970,000	TeliaSonera AB	7,384,786

		18,903,809

	Switzerland—5.8%
60,000	ACE Ltd.	3,042,000
57,900	Alcon, Inc.	9,983,697
235,391	Compagnie Financiere Richemont S.A.	14,064,901
392,000	Nestle S.A.	17,195,066
470,400	Novartis AG	27,925,612
17,900	Swiss Life Holding AG(b)	4,602,210
65,000	Syngenta AG	18,920,538
117,700	UBS AG(b)	2,259,148
14,800	Zurich Financial Services AG	3,889,980

		101,883,152

	Taiwan—3.0%
8,936,000	Nan Ya Plastics Corp.	15,284,802
9,200,333	Taiwan Mobile Co. Ltd.	16,542,524
1,298,513	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,335,874
13,673,000	Via Technologies, Inc.(b)	8,109,983

		52,273,183

	Turkey—0.5%
407,400	Turkcell Iletisim Hizmet AS (ADR)(a)	7,862,820

	United Kingdom—15.5%
736,500	Arriva Plc(a)	10,148,790
386,500	Aviva Plc	3,835,467
262,300	Barclays Plc	1,781,126
2,469,700	BP Plc	25,347,738
92,000	BP Plc (ADR)	5,652,480
337,800	British American Tobacco Plc	12,190,413
940,000	British Energy Group Plc	13,489,075
958,773	De La Rue Plc(a)	15,949,213
1,075,200	Firstgroup Plc	10,990,078
684,900	HSBC Holdings Plc	11,326,831
251,300	Imperial Tobacco Group Plc(b)	9,385,376
466,550	Intercontinental Hotels Group Plc	6,112,450
2,033,400	Intl. Power Plc(a)	16,548,027
1,696,800	Meggitt Plc	6,624,640
618,200	National Express Group Plc(a)	11,889,102
1,806,100	Northumbrian Water Group Plc(a)	11,020,532
356,500	Prudential Plc	3,817,716
35,700	Rio Tinto Plc (ADR)	14,908,320
1,036,720	Royal Bank of Scotland Group Plc(b)	4,301,420
748,600	Royal Dutch Shell Plc, Class B	26,288,355
590,700	Smiths Group Plc	12,193,300
254,900	Standard Chartered Plc	7,760,754

Shares	Common Stocks	Value

	United Kingdom— (cont’d)
966,300	Standard Life Plc	$4,329,072
801,100	United Business Media Ltd.	8,929,781
3,441,600	Vodafone Group Plc	9,219,477
219,400	Willis Group Holdings Ltd.(a)	6,860,638

		270,900,171

	Total Common Stocks (Cost—$1,894,511,340)—93.6%	1,632,170,518

	Short-Term Securities

	Money Market Fund—6.5%
114,397,326	Fidelity Institutional Money Market Prime Portfolio, 2.45%(c)	114,397,326

	Total Short-Term Securities (Cost—$114,397,326)—6.5%	114,397,326

Contracts	Options Purchased

	Outstanding Call Options Purchased—0.0%
106,000	Barrick Gold Corp., strike price $40.24, expires 08/15/08	306,806
500	BHP Billiton Ltd. (ADR), strike price $95, expires 08/18/08	5,000
132,400	Bovespa Holding S.p.A., strike price $26, expires 08/29/08	11,161
600	Goldcorp, Inc., strike price 40 CAD, expires 08/16/08	61,527
2,260	Kinross Gold Corp., strike price 20 CAD, expires 08/18/08	101,528
370	Sasol Ltd. (ADR), strike price $61, expires 08/22/08	3,874

	Total Outstanding Options Purchased (Cost—$1,838,575)—0.0%	489,896

	Total Investments Before Outstanding Options Written (Cost—$2,010,747,241*)—100.1%	1,747,057,740

	Options Written

	Outstanding Call Options Written—(1.0)%
(150)	ACE Ltd., strike price $50, expires 08/18/08	(27,375)
(150)	ACE Ltd., strike price $50, expires 09/22/08	(45,375)
(96,000)	Adidas AG, strike price 40.47 EUR, expires 09/04/08	(199,910)
(520)	Adidas AG, strike price 41 EUR, expires 08/18/08	(48,306)
(320)	Alcon, Inc., strike price $165, expires 08/18/08	(284,800)
(70,000)	Alstom S.A., strike price 84.21 EUR, expires 08/08/08	(293)
(670)	Aracruz Celulose S.A. (ADR), strike price $75, expires 09/22/08	(130,650)
(250)	Aracruz Celulose S.A. (ADR), strike price $85, expires 08/18/08	(7,500)
(69,000)	ArcelorMittal, strike price 61 EUR, expires 09/29/08	(250,841)
(467,000)	Arriva Plc, strike price 7.08 GBP, expires 08/08/08	(85,375)
(64,000)	Assicurazioni Generali S.p.A., strike price 22.60 EUR, expires 09/04/08	(52,011)
(194,000)	Aviva Plc, strike price 5.03 GBP, expires 10/02/08	(101,545)
(168,000)	Banco Bilbao Vizcaya Argentaria S.A., strike price 12.14 EUR, expires 09/04/08	(98,532)
(62,000)	Banco Bilbao Vizcaya Argentaria S.A., strike price 13.61 EUR, expires 08/07/08	(1)
(86,000)	Banco Popular Espanol S.A., strike price 9.93 EUR, expires 08/20/08	(1)
(77,000)	Banco Santander S.A., strike price 13 EUR, expires 08/20/08	(14,761)

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(184,000)	Banco Santander S.A., strike price 13 EUR, expires 09/29/08	$(74,623)
(20,000)	Banco Santander-Chile (ADR), strike price $49.37, expires 09/19/08	(19,478)
(667,000)	Bank of Yokohama Ltd. (The), strike price 775.64 JPY, expires 09/10/08	(48,282)
(131,000)	Barclays Plc, strike price 3.63 GBP, expires 09/03/08	(30,301)
(212,000)	Barrick Gold Corp., strike price $44.26, expires 08/15/08	(184,928)
(1,600)	Barrick Gold Corp., strike price $47.50, expires 08/18/08	(40,000)
(143,500)	Barrick Gold Corp., strike price $48.52, expires 08/22/08	(41,184)
(41,000)	BASF AG, strike price 43.19 EUR, expires 08/20/08	(16,353)
(74,000)	BASF AG, strike price 44.13 EUR, expires 08/07/08	(1,723)
(22,000)	BASF AG, strike price 48.30 EUR, expires 08/07/08	(7)
(100,000)	Belgacom S.A., strike price 29.63 EUR, expires 08/07/08	(306)
(1,000)	BHP Billiton Ltd. (ADR), strike price $105, expires 08/18/08	(15,000)
(500)	BHP Billiton Ltd. (ADR), strike price $95, expires 08/29/08	(23,130)
(17,000)	BNP Paribas, strike price 65.34 EUR, expires 08/07/08	(22,232)
(37,000)	BNP Paribas, strike price 66 EUR, expires 09/04/08	(128,054)
(4,200)	Bombardier, Inc., Series B, strike price 8 CAD, expires 10/20/08	(166,121)
(200,000)	Bombardier, Inc., Series B, strike price 8.50 CAD, expires 09/19/08	(27,169)
(264,800)	Bovespa Holding S.p.A., strike price $28.08, expires 08/29/08	(8,474)
(920)	BP Plc (ADR), strike price $70, expires 08/18/08	(4,600)
(520,000)	BP Plc, strike price 5.75 GBP, expires 09/03/08	(39,427)
(470,000)	BP Plc, strike price 6.05 GBP, expires 08/20/08	(14,969)
(285,200)	British American Tobacco Plc, strike price 17.11 GBP, expires 09/03/08	(633,421)
(52,600)	British American Tobacco Plc, strike price 18.95 GBP, expires 08/20/08	(14,884)
(470,000)	British Energy Group Plc, strike price 7.17 GBP, expires 08/07/08	(128,300)
(1,000)	Canadian National Railway Co., strike price $50, expires 08/18/08	(325,000)
(880)	Canadian National Railway Co., strike price $55, expires 09/22/08	(195,800)
(1,400)	Canadian Natural Resources Ltd., strike price 103 CAD, expires 09/22/08	(92,290)
(98,800)	Canon, Inc., strike price 5,330.01 JPY, expires 08/27/08	(58,336)
(40,000)	Cap Gemini S.A., strike price 37.93 EUR, expires 08/08/08	(209,435)
(40,000)	Cap Gemini S.A., strike price 41 EUR, expires 09/19/08	(170,332)
(40,000)	Cap Gemini S.A., strike price 46 EUR, expires 10/17/08	(97,821)
(1,000,000)	CapitaLand Ltd., strike price 5.90 SGD, expires 08/27/08	(94,549)
(563,000)	CapitaLand Ltd., strike price 7 SGD, expires 08/27/08	(1,715)
(10,000)	Casino Guichard Perrachon S.A., strike price 73.28 EUR, expires 08/07/08	(48)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(33,900)	Casino Guichard Perrachon S.A., strike price 82.11 EUR, expires 08/07/08	$(1,606)
(775)	Cellcom Israel Ltd., strike price $35, expires 09/22/08	(69,750)
(151,100)	Cellcom Israel Ltd., strike price $35.60, expires 08/15/08	(8,915)
(380,000)	China Mobile Ltd., strike price 105.49 HKD, expires 08/27/08	(154,766)
(210,000)	Cia Energetica de Minas Gerais (ADR), strike price $24, expires 08/15/08	(227,619)
(200,000)	Cia Energetica de Minas Gerais (ADR), strike price $24.68, expires 08/01/08	(41,480)
(50,000)	Compagnie Financiere Richemont S.A., strike price 55.83 CHF, expires 08/08/08	(327,088)
(12,000)	Compagnie Financiere Richemont S.A., strike price 64 CHF, expires 08/20/08	(15,874)
(17,600)	DaimlerChrysler AG, strike price 38.73 EUR, expires 08/07/08	(10,953)
(100,000)	Daito Trust Construction Co. Ltd., strike price 5,350 JPY, expires 08/27/08	(45,214)
(151,000)	De La Rue Plc, strike price 8.79 GBP, expires 09/03/08	(39,952)
(125,000)	De La Rue Plc, strike price 9.23 GBP, expires 08/20/08	(5,053)
(251,200)	De La Rue Plc, strike price 9.87 GBP, expires 08/07/08	(5)
(117,000)	Deutsche Post AG, strike price 16.78 EUR, expires 08/07/08	(3,274)
(386,500)	DnB NOR ASA, strike price 78 NOK, expires 08/07/08	(128)
(10,000)	E.ON AG, Strike Price $43.33, expires 08/12/08	(5,735)
(20,900)	E.ON AG, strike price 42.30 EUR, expires 08/07/08	(14,261)
(39,000)	EnCana Corp., strike price $75, expires 09/29/08	(159,331)
(1,749,390)	Enel S.p.A., strike price 6.06 EUR, expires 09/03/08	(318,814)
(516,300)	Enel S.p.A., strike price 7.20 EUR, expires 08/07/08	(340)
(328,000)	Esprit Holdings Ltd., strike price 81.41 HKD, expires 08/27/08	(168,215)
(188,000)	Esprit Holdings Ltd., strike price 94.36 HKD, expires 09/10/08	(18,251)
(58,100)	Fanuc Ltd., strike price 10,496.37 JPY, expires 08/27/08	(6,972)
(42,000)	Fanuc Ltd., strike price 10,571.55 JPY, expires 09/10/08	(11,922)
(268,000)	Firstgroup Plc, strike price 5.26 GBP, expires 09/04/08	(118,372)
(1,007)	Fomento Economico Mexicano SAB de CV (ADR), strike price $46.50, expires 08/29/08	(189,699)
(585,000)	Fomento Economico Mexicano SAB de CV, strike price 46.36 MXN, expires 08/20/08	(75,110)
(500,000)	Fomento Economico Mexicano SAB de CV, strike price 46.70 MXN, expires 10/01/08	(119,626)
(442,200)	Fomento Economico Mexicano SAB de CV, strike price 47.07 MXN, expires 09/15/08	(80,143)
(650,000)	Fomento Economico Mexicano SAB de CV, strike price 47.17 MXN, expires 08/29/08	(82,846)
(1,800)	Fording Canadian Coal Trust, strike price $95, expires 08/18/08	(31,500)
(100,000)	France Telecom S.A., strike price 19.62 EUR, expires 08/21/08	(172,416)
(60,500)	France Telecom S.A., strike price 20.02 EUR, expires 08/12/08	(67,013)
(46,200)	Fred Olsen Energy ASA, strike price 308.96 NOK, expires 08/08/08	(2,360)
(45,795)	Fred Olsen Energy ASA, strike price 308.96 NOK, expires 09/04/08	(31,556)

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(21,690)	Fred Olsen Energy ASA, strike price 318.15 NOK, expires 08/07/08	$(137)
(21,500)	Fred Olsen Energy ASA, strike price 318.15 NOK, expires 09/03/08	(8,686)
(90,300)	Gazprom OAO (ADR), strike price $60, expires 08/07/08	(1)
(51,000)	Gazprom OAO (ADR), strike price $61.78, expires 08/20/08	(15)
(1,200)	Goldcorp, Inc., strike price 44 CAD, expires 08/16/08	(32,228)
(1,700)	Goldcorp, Inc., strike price 45 CAD, expires 08/18/08	(29,054)
(46,000)	Hannover Rueckversicherung AG, strike price 32 EUR, expires 09/04/08	(153,117)
(159,000)	Honda Motor Co. Ltd., strike price 3,700 JPY, expires 08/27/08	(103,168)
(132,000)	Honda Motor Co. Ltd., strike price 3,811.70 JPY, expires 08/27/08	(56,222)
(225,000)	HSBC Holdings Plc, strike price 8.50 GBP, expires 09/29/08	(129,943)
(117,000)	HSBC Holdings Plc, strike price 8.51 GBP, expires 08/08/08	(5,523)
(67,803)	Imperial Tobacco Group Plc, strike price 18.27 GBP, expires 08/08/08	(77,552)
(63,000)	Imperial Tobacco Group Plc, strike price 20.43 GBP, expires 08/20/08	(6,619)
(140,000)	Intercontinental Hotels Group Plc, strike price 6.59 GBP, expires 08/08/08	(53,447)
(587,000)	Intl. Power Plc, strike price 4.46 GBP, expires 08/07/08	(435)
(532,000)	Intl. Power Plc, strike price 4.46 GBP, expires 08/20/08	(15,333)
(1,600,000)	IOI Corp. Bhd, strike price $6.93, expires 08/27/08	(2,560)
(1,700)	Japan Tobacco, Inc., strike price 453,012.44 JPY, expires 08/27/08	(853,359)
(22,000)	KBC Groep N.V., strike price 68.94 EUR, expires 09/04/08	(34,254)
(10,000)	KBC Groep N.V., strike price 79.26 EUR, expires 08/07/08	(1,459)
(900,000)	Kerry Properties Ltd., strike price 40.77 HKD, expires 08/27/08	(277,222)
(4,520)	Kinross Gold Corp., strike price 22 CAD, expires 08/18/08	(57,386)
(1,800)	Kinross Gold Corp., strike price 24 CAD, expires 08/18/08	(14,942)
(250,000)	Kinross Gold Corp., strike price 24.75 CAD, expires 09/03/08	(68,631)
(1,800)	Kinross Gold Corp., strike price 26 CAD, expires 08/18/08	(8,789)
(543,900)	Konica Minolta Holdings, Inc., strike price 1,965.82 JPY, expires 08/27/08	(143,485)
(252,600)	Koninklijke Ahold N.V., strike price 9.70 EUR, expires 08/07/08	(2,719)
(32,000)	Linde AG, strike price 95 EUR, expires 08/07/08	(1,231)
(10,000)	Linde AG, strike price 96.60 EUR, expires 08/20/08	(7,230)
(1,696,800)	Meggitt Plc, strike price 1.94 GBP, expires 08/08/08	(242,723)
(660)	Mizuho Financial Group, Inc., strike price 549,743.25 JPY, expires 08/27/08	(107,675)
(66)	Mizuho Financial Group, Inc., strike price 609,760 JPY, expires 09/10/08	(6,055)
(2,500,000)	Nan Ya Plastics Corp., strike price $57.13, expires 08/27/08	(73,750)
(170,000)	National Express Group Plc, strike price 9.67 GBP, expires 08/08/08	(78,996)
(132,000)	National Express Group Plc, strike price 9.82 GBP, expires 08/13/08	(59,532)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(63,000)	Nestle S.A., strike price 51.60 CHF, expires 08/07/08	$(317)
(1,100,000)	New World Development Co. Ltd., strike price 15.64 HKD, expires 08/27/08	(48,279)
(19,000)	Nintendo Co. Ltd., strike price 59,515.04 JPY, expires 09/10/08	(55,200)
(19,000)	Nintendo Co. Ltd., strike price 62,303.04 JPY, expires 08/27/08	(7,697)
(178,000)	Nordea Bank AB, strike price 90.50 SEK, expires 09/04/08	(271,494)
(107,000)	Nordea Bank AB, strike price 93.71 SEK, expires 08/07/08	(1,133)
(1,000,000)	Northumbrian Water Group Plc, strike price 3.14 GBP, expires 08/08/08	(23,083)
(210,000)	Novartis AG, strike price 57.50 CHF, expires 08/08/08	(943,025)
(500)	Novartis AG, strike price 60 CHF, expires 09/19/08	(156,057)
(47,000)	NovaTek OAO (GDR), strike price $89.32, expires 08/07/08	(216)
(32,000)	NovaTek OAO (GDR), strike price $92.61, expires 08/07/08	(13)
(98,186)	Oriflame Cosmetics S.A., strike price 400.75 SEK, expires 08/20/08	(202,033)
(110,900)	Petroleo Brasileiro S.A. (ADR), strike price $63.50, expires 08/18/08	(44,515)
(174)	Potash Corp. of Saskatchewan, strike price $220, expires 09/22/08	(198,360)
(178,300)	Prudential Plc, strike price 5.58 GBP, expires 09/29/08	(114,366)
(178,200)	Prudential Plc, strike price 6.41 GBP, expires 08/20/08	(4,165)
(355,000)	Royal Bank of Scotland Group Plc, strike price 2.41 GBP, expires 08/20/08	(15,066)
(495,000)	Royal Dutch Shell Plc, strike price 20.13 GBP, expires 08/07/08	(2,322)
(41,600)	RWE AG, strike price 81.20 EUR, expires 08/07/08	(8,343)
(8,200)	Samsung Electronics Co. Ltd., strike price 586,951.31 KRW, expires 08/27/08	(126,993)
(200,000)	Santos Ltd., strike price 18.48 AUD, expires 09/10/08	(202,820)
(137,600)	SAP AG, strike price 34 EUR, expires 08/13/08	(705,673)
(200)	SAP AG, strike price 36 EUR, expires 08/18/08	(25,250)
(86,600)	Sasol Ltd. (ADR), strike price $60, expires 08/15/08	(5,620)
(430)	Sasol Ltd. (ADR), strike price $62.50, expires 08/12/08	(1,346)
(100,000)	Sasol Ltd. (ADR), strike price $65, expires 08/29/08	(14,840)
(740)	Sasol Ltd. (ADR), strike price $66, expires 08/22/08	(3,589)
(362,000)	SES S.A., strike price 16 EUR, expires 09/04/08	(214,572)
(400,000)	Shizuoka Bank Ltd. (The), strike price 1,209.80 JPY, expires 09/10/08	(65,339)
(935)	Shoppers Drug Mart Corp., strike price 56 CAD, expires 08/18/08	(45,657)
(365,900)	Sims Group Ltd., strike price 37.81 AUD, expires 08/27/08	(113,800)
(300,000)	Singapore Airlines Ltd., strike price 15.29 SGD, expires 08/27/08	(49,673)
(250,000)	Singapore Airlines Ltd., strike price 16.89 SGD, expires 09/10/08	(6,351)
(1,300,000)	Singapore Technologies Engineering Ltd., strike price 2.79 SGD, expires 08/27/08	(65,770)

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Contracts	Description	Value

	Outstanding Call Options Written— (cont’d)
(3,400,000)	Singapore Telecommunications Ltd., strike price 3.66 SGD, expires 08/27/08	$(86,117)
(2,100,000)	Singapore Telecommunications Ltd., strike price 3.76 SGD, expires 08/27/08	(21,262)
(178,700)	Smiths Group Plc, strike price 10.72 GBP, expires 08/07/08	(22,367)
(27,900)	Societe Generale, strike price 60 EUR, expires 09/04/08	(133,605)
(15,300)	Societe Generale, strike price 67 EUR, expires 09/29/08	(31,741)
(80,000)	Standard Chartered Plc, strike price 14.44 GBP, expires 08/08/08	(147,256)
(46,400)	Standard Chartered Plc, strike price 16.39 GBP, expires 08/20/08	(23,957)
(81,000)	Standard Chartered Plc, strike price 17 GBP, expires 09/29/08	(91,571)
(525,000)	Standard Life Plc, strike price 2.25 GBP, expires 09/29/08	(139,237)
(300,000)	Sumitomo Corp., strike price 1,421.99 JPY, expires 08/27/08	(214,321)
(310,000)	Sun Hung Kai Properties Ltd., strike price 145.25 HKD, expires 08/27/08	(840)
(57,500)	Suncor Energy, Inc., strike price $61.98, expires 08/01/08	(1)
(505)	Suncor Energy, Inc., strike price $65, expires 08/18/08	(6,312)
(210)	Suncor Energy, Inc., strike price $67.50, expires 08/22/08	(2,474)
(9,600)	Swiss Life Holding AG, strike price 272.36 CHF, expires 09/03/08	(94,991)
(8,300)	Swiss Life Holding AG, strike price 272.70 CHF, expires 09/04/08	(18,771)
(65,000)	Syngenta AG, strike price 310 CHF, expires 09/19/08	(877,858)
(3,500,000)	Taiwan Mobile Co. Ltd., strike price $61.11, expires 08/27/08	(35,350)
(700,000)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11, expires 8/27/08	(28,280)
(41,200)	Tatneft (GDR), strike price $148, expires 08/07/08	(4)
(107,000)	Tenaris S.A. (ADR), strike price $72.05, expires 08/22/08	(15,761)
(275)	Toronto-Dominion Bank, strike price 64 CAD, expires 09/22/08	(61,099)
(63,000)	Total S.A., strike price 53.25 EUR, expires 08/07/08	(4,532)
(173,000)	Toyo Suisan Kaisha Ltd., strike price 2,720.24 JPY, expires 09/30/08	(299,424)
(28,000)	TrygVesta AS, strike price 361.15 DKK, expires 09/04/08	(49,057)
(1,700)	Turkcell Iletisim Hizmet AS (ADR), strike price $17.50, expires 10/20/08	(480,250)
(37,000)	Turkcell Iletisim Hizmet AS (ADR), strike price $17.75, expires 08/22/08	(66,674)
(600)	Unibanco - Uniao de Bancos Brasileiros S.A. (GDR), strike price $150, expires 08/18/08	(13,500)
(801,000)	United Business Media Ltd., strike price 5.43 GBP, expires 09/29/08	(641,118)
(465,000)	United Overseas Bank Ltd., strike price 19.42 SGD, expires 08/27/08	(149,727)
(100,000)	United Overseas Bank Ltd., strike price 20.34 SGD, expires 09/10/08	(16,412)
(60,000)	Vivendi, strike price 24.34 EUR, expires 08/08/08	(231,358)
(2,000,000)	Vodafone Group Plc, strike price 1.54 GBP, expires 08/12/08	(16,667)
(30,000)	Wartsila Oyj, B Shares, strike price 40.60 EUR, expires 08/07/08	(21,184)
(129,100)	Wartsila Oyj, B Shares, strike price 41.56 EUR, expires 09/03/08	(226,825)

Contracts	Description	Value

	Outstanding Call Options Written— (cont’d)
(57,500)	Yara Intl. ASA, strike price 400 NOK, expires 09/03/08	$(147,790)
(111,000)	Yara Intl. ASA, strike price 473.18 NOK, expires 08/20/08	(9,205)
(2,000,000)	Yue Yuen Industrial Holdings Ltd., strike price 21.63 HKD, expires 09/10/08	(94,936)
(8,000)	Zurich Financial Services AG, strike price 285.31 CHF, expires 09/04/08	(51,174)

	Total Outstanding Call Options Written	(17,931,190)

	Outstanding Put Options Written—(0.1)%
(610)	ACE Ltd., strike price $45, expires 08/18/08	(9,150)
(600)	ACE Ltd., strike price $48, expires 08/08/08	(8,808)
(69,000)	ArcelorMittal, strike price 59 EUR, expires 08/29/08	(376,832)
(600)	Fomento Economico Mexicano SAB de CV (ADR), strike price $45, expires 09/05/08	(111,000)
(43,772)	Fred Olsen Energy ASA, strike price 296.72 NOK, expires 08/11/08	(163,297)
(20,550)	Fred Olsen Energy ASA, strike price 305.55 NOK, expires 08/08/08	(108,631)
(58,300)	NovaTek OAO (GDR), strike price $84.02, expires 08/08/08	(413,773)
(45,500)	RWE AG, strike price 78.26 EUR, expires 08/08/08	(158,532)
(70,000)	Yara Intl. ASA, strike price 392.62 NOK, expires 08/08/08	(425,298)

	Total Outstanding Put Options Written	(1,775,321)

	Total Outstanding Options Written (Premium Received—$29,752,449)—(1.1)%	(19,706,511)

	Total Investments Net of Outstanding Options Written—99.0%	1,727,351,229
	Other Assets in Excess of Liabilities—1.0%	16,919,251

	Net Assets—100.0%	$1,744,270,480

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$2,010,920,223

	Gross unrealized appreciation	$10,726,658
	Gross unrealized depreciation	(274,589,141)

	Net unrealized depreciation	$(263,862,483)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Non-income producing security.

(c)	Represents current yield as of report date.

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Swaps outstanding as of July 31, 2008 were as follows:

	Notional Amount	Unrealized Depreciation

Pay a floating rate based on 1-month LIBOR minus 300 basis points and receive a fixed rate based on the return of the underlying equity baskets. Broker, Deutsche Bank AG Expires December 2008	$6,000,000	$(1,515,165)

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	South Korean Won
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock International Growth and Income Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date: September 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Growth and Income Trust

Date: September 19, 2008